Discontinued operations	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Discontinued operations

14.	Discontinued operations

On March 5, 2026, the Company announced the strategic decision to cease funding its German subsidiaries. As a result, on March 23, 2026, the German subsidiaries filed an insolvency petition at a German Court to open insolvency proceedings. Effective on March 27, 2026, following the appointment of an insolvency administrator, the Company ceased to consolidate the German subsidiaries as the Company was no longer in a position of control over the German subsidiaries.

As described in Note 13, the German subsidiaries constituted the Biopharmaceutical segment of the Company. The segment involved the commercializing and developing pharmaceutical therapeutics and diagnostic tests, including the Company’s lead product, Macrilen® (macimorelin). The segment also included costs associated with the development of our pre-clinical pipeline to potentially address unmet medical needs across several indications with a focus on rare or orphan indications. Accordingly, the Company derecognized the assets and liabilities of the German subsidiaries from its consolidated balance sheet which resulted in a total income from discontinued operations of $10.9 million for the three-month period ended March 31, 2026. Effective March 27, 2026, the date of the loss of control, the results of the German subsidiaries met the definition of discontinued operations, and the results have been presented as such, including the prior year comparatives being restated.

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

The following tables summarize the financial information related to the German subsidiaries on March 27, 2026, which was immediately prior to deconsolidation:

As of March 27, 2026
$
ASSETS
Current assets
Cash and cash equivalents	30
Trade and other receivables	52
Inventories	53
Prepaid expenses and other assets	27
Total current assets	162
Non-current assets
Restricted cash and cash equivalents	52
Property and equipment (note 6)	44
Total non-current assets	96
Total assets	258

LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	(267)
Provisions	(72)
Income taxes payable	(115)
Current portion of lease liabilities	(29)
Total current liabilities	(483)
Non-current liabilities
Deferred revenues (note 3)	(1,024)
Lease liabilities	(13)
Employee future benefits (note 8)	(10,639)
Total non-current liabilities	(11,676)
Total liabilities	(12,159)

Total net liabilities	(11,900)

$

Carrying amount of net liabilities deconsolidated	(11,900)
Reclassification of foreign currency translation adjustments	607
Gain on deconsolidation	11,293

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

The key components of the operating results of the discontinued operations for the German subsidiaries are as follows:

	Three months ended March 31,
	2026	2025
	$	$

Revenues	18	113
Cost of sales	(3)	(39)
Gross profit	15	74

Research and development	108	637
Selling, general and administrative	246	395
Total operating expenses	354	1,032
Loss from operations	(339)	(958)

Foreign exchange gain (loss)	7	(25)
Finance costs	(21)	(1)
Other income	-	3
Net loss from discontinued operations	(353)	(981)
Gain on deconsolidation	11,293	-
Income (loss) from discontinued operations, net of tax	10,940	(981)
Basic income (loss) per share (note 12)	3.48	(0.31)
Diluted income (loss) per share (note 12)	2.95	(0.31)

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Cash flows provided by (used in) discontinued operations were:

	Three months ended March 31,
	2026	2025
	$	$
Net cash used in operating activities	(441)	(1,478)
Net cash used in financing activities	300	1,684
Net cash provided by investing activities	-	1
Effect of exchange rate changes on cash and cash equivalents	7	61
Net change in cash and cash equivalents	(134)	268
Cash and cash equivalents – Beginning of period	164	353
Cash and cash equivalents – End of period	30	621